Regulated Operations Plant and Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Public Utility, Property, Plant and Equipment [Line Items]
Annual utility depreciation and amortization expense percentage	2.70%	2.70%	2.70%
Amortization of intangibles	$ 17.3	$ 10.8	$ 10.7
Southwest Gas Corporation
Public Utility, Property, Plant and Equipment [Line Items]
Lease remaining lease term (up to)	5 years
Centuri
Public Utility, Property, Plant and Equipment [Line Items]
Lease remaining lease term (up to)	17 years
Lease renewal term (up to)	5 years
Lease termination period	1 year
Short-term lease, terms less than one month, cost		66.4	67.0
Short-term lease total future lease payments	$ 1.7
Gas plant
Public Utility, Property, Plant and Equipment [Line Items]
Amortization of intangibles	$ 17.7	$ 13.7	$ 13.2
Gas, Transmission and Distribution Plant
Public Utility, Property, Plant and Equipment [Line Items]
Annual utility depreciation and amortization expense percentage			2.30%